Subsequent Events (Details Textual) (USD $)	1 Months Ended							1 Months Ended		9 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended					1 Months Ended	9 Months Ended	1 Months Ended				1 Months Ended					12 Months Ended										12 Months Ended	1 Months Ended		12 Months Ended
	Feb. 28, 2013	Feb. 24, 2014	Feb. 19, 2013	Dec. 31, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Feb. 28, 2013 Jp Nevada Trust Note [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Sep. 30, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Sep. 30, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria Two [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria Two [Member]	Feb. 28, 2013 Lincoln Park [Member]	Feb. 28, 2013 Burrill Securities Llc [Member]	Feb. 19, 2013 Burrill Securities Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Sep. 30, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] First Tranche [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Feb. 28, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Feb. 28, 2013 Worden [Member] Maximum [Member]	Feb. 28, 2013 Worden [Member] Minimum [Member]	Feb. 28, 2013 Jmj Note [Member]	Apr. 30, 2011 Jorden [Member] Criteria One [Member]	Apr. 30, 2011 Jorden [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member] Second Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] Third Post Closing Issuance [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2012 Subsequent Event [Member] Jp Nevada Trust Note [Member] Criteria Two [Member]	Dec. 31, 2012 Subsequent Event [Member] Lincoln Park [Member]	Dec. 31, 2012 Subsequent Event [Member] Burrill Securities Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Midcap Financial Llc [Member]	Feb. 28, 2013 Subsequent Event [Member] Midcap Financial Llc [Member]	Dec. 31, 2012 Subsequent Event [Member] Worden [Member]	Feb. 28, 2013 Subsequent Event [Member] Worden [Member] Maximum [Member]	Feb. 28, 2013 Subsequent Event [Member] Worden [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] Jmj Note [Member]
Term Loan Commitments																				$ 7,500,000																			$ 7,500,000
Stock Issued During Period, Value, New Issues																15,000,000
Shares Issuable Under Purchase Agreements																150,000																				150,000
Increase In Shares Issuable Under Purchase Agreements																200,000																				200,000
Sale of Stock, Price Per Share							$ 0.33									$ 1.00
Stock Issued During Period Share Purchase Agreement																375,000																				375,000
Stock Issued During Period Additonal Shares Issued Under Purcahse Agreement	375,000
Stock Issued During Period Shares Investors	9,090,911																													9,090,910
Development Stage Entities, Stock Issued, Shares, Issued for Cash	6,363,637
Share Price			$ 0.55			$ 0.40																								$ 0.55
Warrants Exercise Price			$ 0.75																											$ 0.75
Placement Fee																	350,000																				350,000
Placement Fee Reimbursement																	52,000
Stock Issued During Period, Value, Other																	136,364
Warrant Exercise Price Percentage																	120.00%																				120.00%
Conditions For Obtaining Second Tranche Receipts Creteria 2																																						(ii) raises an amount of not less than $5.0 million in the aggregate from (a) equity investors, and/or (b) partnership proceeds on or before July 31, 2013 (the Capital Raise Event).
Conditions For Obtaining Second Tranche Receipts Creteria 1																																						(i) if the Company achieves certain performance milestones for 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			6,363,638						533,334	266,666								136,364		1,079,137				250,000									266,666					1,079,137		250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		1.50		0.50	1.42				0.70	0.70										0.70				0.70									0.70					0.70		0.70
Debt Instrument Descirption Of Floor Price																																						LIBOR floor of 3%
Term Loan Fee Payable Percentage Year One																				5.00%																		5.00%
Term Loan Fee Payable Percentage Year Two																				3.00%																		3.00%
Term Loan Fee Payable Percentage Thereafter																				1.00%																		1.00%
Royalty Expense																							500,000																	500,000
Future Annual Royalty Limitation																									625,000	600,000															625,000	600,000
Warrants Exercisable									500,000	250,000																							250,000
Warrants Exercised Upon Default In Payment Of Note On Fourth Anniversary								133,333		133,333	133,333	266,667	266,667																57,143					133,333
Debt Instrument, Face Amount																																	1,400,000
Warrants Exercised Upon Default In Payment Of Note On Fifth Anniversary									107,143					133,333	266,667													57,143	57,143						133,333
Notes Issued																																	2
Warrants Previously Issued									107,143
Stock Issued During Period, Value, Conversion of Convertible Securities																																											100,000
Long-term Debt, Gross																																											750,000
Condition For Accelerated Purchase By Accredited Investor Minimum Share Price																0.45																				0.45
Shares Issued In Private Placement Percentage																9.99%
Debt Instrument Remitted Payment																											370,000																370,000
Debt Instrument, Description Of Variable Rate Basis																				(LIBOR), plus 8.0%																		(LIBOR), plus 8.0%
Proceeds From Term Loan Commitments																			$ 4,500,000		$ 4,500,000	$ 300,000
Post Closing Consideration Number Of Shares																														20,309,723	3,046,458	16,247,779
Post Closing Consideration Percentage																															15.00%	80.00%
Decrease In Post Closing Consideration Number Of Shares																															1,523,229	17,771,008
Decrease In Post Closing Consideration Percentage																															7.50%	87.50%